CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Summary of Available-for-sale Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 50,999	$ 55,797
Cash Collection	(12,299)
Impairment charges and equity losses	(22,800)	5,971
Transfer-out from available-for-sale investments	(10,000)
Realized gain	(200)	673
Estimated fair value	5,700	50,499
Security of a public company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,299
Cash Collection	$ (2,299)
Impairment charges and equity losses
Transfer-out from available-for-sale investments
Realized gain
Estimated fair value
Convertible bonds of privately-held company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 40,700	45,971
Cash Collection	(10,000)
Impairment charges and equity losses	(20,000)	5,971
Transfer-out from available-for-sale investments	(10,000)
Realized gain	(200)	200
Estimated fair value	500	40,200
Preferred convertible shares of privately-held company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 8,000	$ 8,000
Cash Collection
Impairment charges and equity losses	$ (2,800)
Transfer-out from available-for-sale investments
Realized gain
Estimated fair value	$ 5,200	$ 8,000
Securities of Public Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 1,826
Impairment charges and equity losses
Realized gain		$ 473
Estimated fair value		$ 2,299